Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2023
Entity Registrant Name	BNY Mellon U.S. Mortgage Fund, Inc.
Entity Central Index Key	0000762156
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 23, 2023
Document Effective Date	Sep. 01, 2023
Prospectus Date	Sep. 01, 2023
BNY Mellon U.S. Mortgage Fund, Inc. | Class Z
Prospectus:
Trading Symbol	DRGMX
BNY Mellon U.S. Mortgage Fund, Inc. | Class A
Prospectus:
Trading Symbol	GPGAX
BNY Mellon U.S. Mortgage Fund, Inc. | Class C
Prospectus:
Trading Symbol	GPNCX
BNY Mellon U.S. Mortgage Fund, Inc. | Class Y
Prospectus:
Trading Symbol	GPNYX
BNY Mellon U.S. Mortgage Fund, Inc. | Class I
Prospectus:
Trading Symbol	GPNIX